Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term investments
Short-term Investments
Days to maturity	December 31, 2021	December 31, 2020
Less than 90 days	$-	$191,261
90 days to one year	550,000	150,000
	550,000	341,261